Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets [line items]
Trade receivables	¥ 896,768	¥ 801,814
Trade receivables [member]
Disclosure of financial assets [line items]
Allowance for impairment losses	(8,845)	(10,521)	¥ (11,302)	¥ (12,555)
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	793,022	689,347
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 112,591	¥ 122,988